Cash flows reconciliation - cash flow from investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows Reconciliation
Disbursement related to VNC sale		$ (555)
Proceeds from sale of CSI	437
Proceeds from sale of Midwestern System, net of cash	140
Proceeds from disposal of Mosaic shares		1,259
Proceeds from sale of Vale Florestar	9	10	10
Proceeds from disposal of VLI shares			241
Proceeds from sale of Longyu			156
Proceeds from disposal of investments, net	$ 586	$ 714	$ 407